Rule 497(e)
                                                File No. 002-75503

                             MAXIM SERIES FUND, INC.
                                               October 14, 1999 Supplement to
                                                 the May 1, 1999 Prospectus

On Page 1 of the prospectus, delete the third paragraph and replace it with the following:

The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a retirement plan that makes one or more of the Portfolios available for investment.

Before Page 3 of the prospectus, insert the following information:

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Load Imposed on Purchases....................................NONE
Sales Load Imposed on Reinvested Dividends..................NONE
Deferred Sales Load.......................................................NONE
Redemption Fees...........................................................NONE
Exchange Fees.............................................................NONE

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------------ ------------------ --------------- ----------------- --------------- ------------------
                                     Maxim            Maxim          Maxim U.S.         Maxim             Maxim
                                 Money Market          Bond          Government       Short-Term      Loomis-Sayles
                                                                     Securities     Maturity Bond       Corporate
                                                                                                          Bond
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Management Fees                      0.46%            0.60%            0.60%            0.60%             0.90%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE             NONE             NONE
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Other Expenses                       0.00%            0.00%            0.00%            0.00%             0.00%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Total Annual Portfolio
Operating Expenses                   0.46%            0.60%            0.60%            0.60%             0.90%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------

------------------------------ ------------------ --------------- ----------------- --------------- ------------------
                                     Maxim            Maxim            Maxim            Maxim        Maxim Founders
                                   Templeton       INVESCO ADR     T. Rowe Price       INVESCO       Growth & Income
                                 International                        Equity/          Balanced
                                    Equity                             Income
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Management Fees                      1.00%            1.00%            0.80%            1.00%             1.00%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE             NONE             NONE
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Other Expenses                       0.21%            0.32%            0.08%            0.00%             0.15%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Total Annual Portfolio
Operating Expenses                  1.21%*            1.32%*           0.88%            1.00%             1.15%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------


------------------------------ ------------------ --------------- ----------------- --------------- ------------------
                                     Maxim            Maxim         Maxim Ariel         Maxim             Maxim
                                 Ariel MidCap     T. Rowe Price   Small-Cap Value   Loomis-Sayles        INVESCO
                                     Value        MidCap Growth                       Small-Cap     Small-Cap Growth
                                                                                        Value
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Management Fees                      0.95%            1.00%            1.00%            1.00%             0.95%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE             NONE             NONE
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Other Expenses                       0.07%            0.16%            0.27%            0.11%             0.16%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Total Annual Portfolio
Operating Expenses                   1.02%            1.16%*           1.27%*           1.11%            1.11%*
------------------------------ ------------------ --------------- ----------------- --------------- ------------------


------------------------------ ------------------ --------------- ----------------- --------------- ------------------
                                     Maxim         Maxim Index         Maxim         Maxim Growth         Maxim
                                     Stock             600             Value            Index             Bond
                                     Index                             Index                              Index
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Management Fees                      0.60%            0.60%            0.60%            0.60%             0.50%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE             NONE             NONE
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Other Expenses                       0.00%            0.00%            0.00%            0.00%             0.00%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
------------------------------ ------------------ --------------- ----------------- --------------- ------------------
Total Annual Portfolio
Operating Expenses                   0.60%            0.60%            0.60%            0.60%             0.50%
------------------------------ ------------------ --------------- ----------------- --------------- ------------------

*When taking voluntary reimbursements and waivers into account, the fees were as follows: Maxim Templeton International Equity Portfolio - 1.20%; Maxim INVESCO ADR Portfolio - 1.30%; Maxim T. Rowe Price MidCap Growth Portfolio - 1.05%; Maxim Ariel Small-Cap Value Portfolio - 1.26%; and Maxim INVESCO Small-Cap Growth Portfolio - 1.10%.

                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown.

Portfolio                                   1 Year            3 Years          5 Years           10 Years
Maxim Money Market                          $46               $151             $277              $700
Maxim Bond                                  $60               $197             $361              $907
Maxim U.S. Government Securities            $60               $197             $361              $907
Maxim Short-Term Maturity Bond              $60               $197             $361              $907
Maxim Loomis-Sayles Corporate Bond          $90               $295              $538             $1,344
Maxim Templeton International Equity*       $121              $396             $719              $1,783
Maxim INVESCO ADR*                          $132              $431             $782              $1,936
Maxim T. Rowe Price Equity/Income           $88               $269              $526             $1,315
Maxim INVESCO Balanced                      $100              $328              $596             $1,487
Maxim Founders Growth & Income              $115              $376              $684             $1,699
Maxim Ariel MidCap Value                    $102              $334              $608             $1,515
Maxim T. Rowe Price MidCap Growth*          $116              $379              $690             $1,713
Maxim Ariel Small-Cap Value*                $127              $415             $753              $1,866
Maxim Loomis-Sayles Small-Cap Value         $111              $363              $661             $1,642
Maxim INVESCO Small-Cap Growth*             $111              $363              $661             $1,642
Maxim Stock Index                           $60               $197              $361             $907
Maxim Index 600                             $60               $197             $361              $907
Maxim Value Index                           $60               $197              $361             $907
Maxim Growth Index                          $60               $197             $361              $907
Maxim Bond Index                            $50               $165              $301             $759
*Before reimbursements

After Reimbursements:
Maxim Templeton International Equity        $120              $392             $713              $1,769
Maxim INVESCO ADR                           $130              $425              $771             $1,908
Maxim T. Rowe Price MidCap Growth           $105              $344              $626             $1,558
Maxim Ariel Small-Cap Value                 $126              $412             $748              $1,852
Maxim INVESCO Small-Cap Growth              $110              $360              $655             $1,628

On Page 32 of the Prospectus, please insert the following after the first paragraph under the title "Important Information About Your Investment:"

Purchasing and Redeeming Shares
Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase or redeem Portfolio shares based on orders received from participants. Qualified

Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

How to Exchange Shares
This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o        You can request an exchange in writing or by telephone.
o        Written requests should be submitted to:
         8505 East Orchard Road, 401(k) Operations Department
         Englewood, CO 80111.

o The form should be signed by the account owner(s) and include the following information:

(1)      the name of the account
(2)      the account number
(3)     the name of the Portfolio from which  the shares of which are to be sold
(4)      the dollar amount or number of shares to be exchanged
(5)      the name of the Portfolio(s) in which new shares will be purchased; and

(6) the signature(s) of the person(s) authorized to effect exchanges in the account.

o        You can request an exchange by telephoning 1-800-338-4015.

o A Portfolio may refuse exchange purchases by any person or group if, in GW Capital Management's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information
o The policies and procedures to request an exchange of shares of the Portfolios by telephone may be modified, suspended, or terminated by the Fund at any time.

o If an account has more than one owner of record, we may rely on the instructions of any one owner.

o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to verify the identity of the investor, such as requesting personal identification numbers (PINs) and other information.
o All telephone calls will be recorded and we have adopted other procedures to confirm that telephone instructions are genuine.
o During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

                                                                  Rule 497(e)
                                                           File No. 002-75503

                             MAXIM SERIES FUND, INC.
                                               October 14, 1999 Supplement to
                                                 the May 1, 1999 Prospectus

On Page 1 of the prospectus, delete the third paragraph and replace it with the following:

The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a retirement plan that makes one or more of the Portfolios available for investment.

Before Page 3 of the prospectus, insert the following information:

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Load Imposed on Purchases....................................NONE
Sales Load Imposed on Reinvested Dividends..........................NONE
Deferred Sales Load.................................................NONE
Redemption Fees.....................................................NONE
Exchange Fees.......................................................NONE

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------------ ------------------ --------------- ----------------- ------------------
                                     Maxim          Maxim U.S.         Maxim              Maxim
                                 Money Market       Government       Short-Term       Loomis-Sayles
                                                     Mortgage      Maturity Bond        Corporate
                                                    Securities                            Bond
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Management Fees                      0.46%            0.60%            0.60%              0.90%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE              NONE
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Other Expenses                       0.00%            0.00%            0.00%              0.00%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Total Annual Portfolio
Operating Expenses                   0.46%            0.60%            0.60%              0.90%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
                                Maxim Founders        Maxim         Maxim Ariel           Maxim
                                Growth & Income   T. Rowe Price   Small-Cap Value     Loomis-Sayles
                                                  MidCap Growth                      Small-Cap Value
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Management Fees                      1.00%            1.00%            1.00%              1.00%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE              NONE
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Other Expenses                       0.15%            0.16%            0.27%              0.11%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Total Annual Portfolio
Operating Expenses                   1.15%            1.16%*           1.27%*             1.11%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
                                     Maxim            Maxim            Maxim          Maxim Growth
                                     Stock            Index            Value              Index
                                     Index             600             Index
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Management Fees                      0.60%            0.60%            0.60%              0.60%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Distribution (12b-1) Fees            NONE              NONE             NONE              NONE
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Other Expenses                       0.00%            0.00%            0.00%              0.00%
------------------------------ ------------------ --------------- ----------------- ------------------
------------------------------ ------------------ --------------- ----------------- ------------------
Total Annual Portfolio
Operating Expenses                   0.60%            0.60%            0.60%              0.60%
------------------------------ ------------------ --------------- ----------------- ------------------


* When taking voluntary reimbursements and waivers into account, the fees of the Maxim Ariel Small-Cap Value Portfolio were 1.26% and the fees of the Maxim T. Rowe Price MidCap Growth Portfolio were 1.05%.



                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown.

Portfolio                                   1 Year            3 Years          5 Years           10 Years
Maxim Money Market                          $46               $151             $277              $700
Maxim U.S. Government Mortgage Securities   $60               $197              $361             $907
Maxim Short-Term Maturity Bond              $60               $197             $361              $907
Maxim Loomis-Sayles Corporate Bond          $90               $295              $538             $1,344
Maxim Founders Growth & Income              $115              $376              $684             $1,699
Maxim T. Rowe Price MidCap Growth*          $116              $379              $690             $1,713
Maxim Ariel Small-Cap Value*                $127              $415             $753              $1,866
Maxim Loomis-Sayles Small-Cap Value         $111              $363              $661             $1,642
Maxim Stock Index                           $60               $197              $361             $907
Maxim Index 600                             $60               $197             $361              $907
Maxim Value Index                           $60               $197              $361             $907
Maxim Growth Index                          $60               $197             $361              $907
*Before reimbursement

After reimbursement:
Maxim T. Rowe Price MidCap Growth           $105              $344              $626             $1,558
Maxim Ariel Small-Cap Value                 $126              $412             $748              $1,852

On Page 32 of the Prospectus, please insert the following after the first paragraph under the title "Important Information About Your Investment:"

Purchasing and Redeeming Shares
Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase or redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

How to Exchange Shares
This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:
o        You can request an exchange in writing or by telephone.
o        Written requests should be submitted to:
         8505 East Orchard Road, 401(k) Operations Department
         Englewood, CO 80111.


o The form should be signed by the account owner(s) and include the following information:

(7)      the name of the account
(8)      the account number

(9) the name of the Portfolio from which the shares of which are to be sold

(10)     the dollar amount or number of shares to be exchanged
(11)     the name of the Portfolio(s) in which new shares will be purchased; and

(12) the signature(s) of the person(s) authorized to effect exchanges in the account.

o        You can request an exchange by telephoning 1-800-338-4015.

o A Portfolio may refuse exchange purchases by any person or group if, in GW Capital Management's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information
o The policies and procedures to request an exchange of shares of the Portfolios by telephone may be modified, suspended, or terminated by the Fund at any time.

o If an account has more than one owner of record, we may rely on the instructions of any one owner.

o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to verify the identity of the investor, such as requesting personal identification numbers (PINs) and other information.
o All telephone calls will be recorded and we have adopted other procedures to confirm that telephone instructions are genuine.
o During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.